Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues, Total	$ 327,516	$ 297,610	$ 261,247
Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	188,265	167,278	156,040
Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Revenue Not from Contract with Customer	$ 139,251	$ 130,332	$ 105,207
Revenue Benchmark | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Revenue Benchmark | Product Concentration Risk | Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	57.00%	56.00%	60.00%
Revenue Benchmark | Product Concentration Risk | Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	43.00%	44.00%	40.00%